CONVERTIBLE NOTES (Details) (USD $)	0 Months Ended	1 Months Ended		9 Months Ended		12 Months Ended		203 Months Ended	1 Months Ended
	Mar. 07, 2014	Sep. 30, 2013	Jun. 21, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Feb. 29, 2012	Mar. 11, 2014	Dec. 31, 2011	Jan. 21, 1997
Debt Instrument [Line Items]
Promissory notes, aggregate principal amount		$ 745,000	$ 1,098,000	$ 745,000	$ 745,000	$ 1,511,883	$ 612,300	$ 1,511,883
Promissory note, maturity period		1 year	1 year
Promissory note, interest rate		8.00%	8.00%		8.00%
Number of shares underlying the warrants				20,400,000						20,400,000
Promissory note, convertible, conversion price per share		$ 0.125	$ 0.125		$ 0.125
Aggregate debt or equity financing amount						750,000		750,000
Percentage of principal amount used to calculate shares of common stock for warrant coverage		50.00%	50.00%		50.00%
Exercise price of warrant		$ 0.10	$ 0.15		$ 0.10
Fair value of warrants						171,012	38,788	171,012
Debt instrument, beneficial conversion feature						160,105	48,912
Convertible notes payable						1,644,000	926,000	1,644,000
Debt discount to be amortized						199,000	179,000	199,000
Convertible notes amount converted	10,200,000			1,990,440	1,226,042	1,226,042		13,175,491
Interest rate		8.00%	8.00%		8.00%
Common shares issued in exchange for convertible notes			9,486,720	8,046,000			9,739,912
Interest expense				199,000	228,000		235,762
Common Stock, Par Value				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Proceeds from borrowings					1,263,000	1,843,000	700,000	13,731,881
Prepaid expenses and other current assets				225,004		605,312	476,093	605,312
Cash and cash equivalents		2,349,994		433,423	2,349,994	2,183,030	1,729,344	2,183,030			1,186,653
Fair value of convertible notes						1,511,883		1,511,883
Subsequent Event [Member]
Debt Instrument [Line Items]
Common shares issued in exchange for convertible notes	20,400,000
Coverage Calculation, $0.15 Exercise Price [Member]
Debt Instrument [Line Items]
Percentage of principal amount used to calculate shares of common stock for warrant coverage									25.00%
Exercise price of warrant									$ 0.15
Coverage Calculation, $0.175 Exercise Price [Member]
Debt Instrument [Line Items]
Percentage of principal amount used to calculate shares of common stock for warrant coverage									25.00%
Exercise price of warrant									$ 0.175
February 2012 Promissory Notes [Member]
Debt Instrument [Line Items]
Promissory notes, aggregate principal amount									700,000
Promissory note, interest rate									8.00%
Promissory note, convertible, conversion price per share									$ 0.15
Aggregate debt or equity financing amount									$ 750,000
Interest rate									8.00%
Purchasers Note [Member]
Debt Instrument [Line Items]
Common shares issued in exchange for convertible notes			8,784,000	7,450,000
Interest [Member]
Debt Instrument [Line Items]
Common shares issued in exchange for convertible notes			702,720	596,000